Receivables - Additional Information (Detail) $ in Millions	3 Months Ended
	Mar. 31, 2016 USD ($) Contract	Mar. 31, 2015 USD ($) Contract
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual payments period	30 days
Receivables delinquency period	120 days
EMEA [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail and finance lease receivable contracts that are classified as trouble debt restructuring	$ 75	$ 85
LATAM [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail and finance lease receivable contracts that are classified as trouble debt restructuring	$ 27	$ 43
NAFTA [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease receivable, contracts | Contract	680	630
Finance lease receivable, pre-modification value	$ 31	$ 17
Finance lease receivable, post-modification value	$ 30	$ 15
Concession cases by court | Contract	276	385
Pre-modification value of retail and finance lease receivable contracts	$ 5	$ 7
Post-modification value of retail and finance lease receivable contracts	$ 4	$ 6